Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ (526)	$ (548)	$ (183)	$ 723
Experience adjustments	(1)		(1)
Return on plan assets (excluding interest based on discount rate)	561	465	132	(1,004)
Total remeasurements of employee benefit plans	34	(83)	(52)	(281)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	(48)	(50)	(14)	70
Experience adjustments	(2)	(1)	(2)
Total remeasurements of employee benefit plans	$ (50)	$ (51)	$ (16)	$ 70